Lease Liabilities - Schedule of the Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities [Line Items]
Balance, beginning of period	$ 447,514	$ 547,471
Current portion	51,112	110,651
Non-current portion	75,685	336,863
Total lease liabilities	126,797	447,514	$ 547,471
Total undiscounted lease obligations	140,000
Interest	13,271	46,923
Lease payments	(109,980)	(146,880)	(96,000)
Modification of lease	(224,008)
Balance, end of period	126,797	$ 447,514	$ 547,471
Less than one year [Member]
Lease Liabilities [Line Items]
Less than one year	60,000
One to five years [Member]
Lease Liabilities [Line Items]
One to five years	$ 80,000